Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Aug. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash
25.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

For the purpose of the combined and consolidated statement of cash flows, cash and cash equivalents, and restricted cash included cash on hand and in banks and restricted cash. Cash and cash equivalents, and restricted cash at the end of reporting year end as shown in the combined and consolidated statements of cash flows can be reconciled to the related items in the consolidated balance sheets as follow:

	As of August 31,
	2016	2017	2018
	RMB	RMB	RMB
Cash and cash equivalents	356,018	1,883,000	3,153,852
Restricted cash	6,433	13,662	10,229

Total	362,451	1,896,662	3,164,081